Costs of sales (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Costs of sales
Cost of stream sales	$ 41.3	$ 44.2	$ 81.3	$ 81.3
Mineral production taxes	0.4	0.5	0.9	1.1
Mining costs of sales	41.7	44.7	82.2	82.4
Energy costs of sales	3.8	2.6	6.9	5.5
Total costs of sales	$ 45.5	$ 47.3	$ 89.1	$ 87.9